Settlement Expenses - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 24, 2020	Jul. 31, 2019 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2020 CNY (¥) item shares
Loss Contingencies [Line Items]
Number of investors accepted the settlement | item					43	43
Share-based settlement expense					¥ 19,900	$ 3.1	¥ 1,828,907
Camsing Incident
Loss Contingencies [Line Items]
Number of investors affected | item		818					818
Amount of investment repayment default		¥ 3,400,000
Number of investors accepted the settlement | item							552
Percentage of investors accepted the settlement plan			72.70%				67.40%
Investors certain Portion of amount in outstanding investments							¥ 2,400,000
Investor's outstanding investments			¥ 3,400,000	¥ 3,400,000			¥ 3,400,000
Percentage of outstanding fund agreed for settlement			75.40%				70.00%
Share-based settlement expense			¥ 0
RSU
Loss Contingencies [Line Items]
Number of RSUs to be issued | shares							3,478,060
Fair value of the RSUs to be issued							¥ 1,290,800
Plan A | RSU | Vested immediately at contract inception
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | First Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Second Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Third Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Fourth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Fifth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Sixth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Seventh Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Eighth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan A | RSU | Ninth Price Vesting
Loss Contingencies [Line Items]
Vesting percentage	10.00%
Plan B
Loss Contingencies [Line Items]
Fair value of options | $ / shares				¥ 0		$ 0
Class A ordinary shares
Loss Contingencies [Line Items]
Number of shares authorized to issue annually, share based settlement plan, percent	1.60%
Shares authorized to issue annually, share based settlement plan, period	10 years